UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

100 Wall St., 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall St., 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Allison M. Fumai

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code:	(212) 701-4500

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments (unaudited)	September 30, 2015
Investments	Principal	Value
SENIOR LOANS(a) – 140.0% (93.9% of Total Investments)

Aerospace & Defense – 2.2%
AM General LLC., Term B Facility - First Lien, 10.250%, 03/22/18	$2,275,347	$1,930,256
Pelican Products, Inc., Term Loan - Second Lien, 9.250%, 04/09/21(b)	1,000,000	995,000
Total Aerospace & Defense		2,925,256
Automotive – 3.0%
Chrysler Group LLC, Tranche B Term Loan - First Lien, 3.500%, 05/24/17	736,538	734,193
MPG Holdco I, Inc.(Metaldyne), Initial Term Loan B - First Lien, 3.750%, 10/20/21	787,848	784,810
Neenah Enterprises (Neenah Foundry), Term Loan - First Lien, 6.750%, 04/26/17	2,474,305	2,449,562
Total Automotive		3,968,565
Banking, Finance, Insurance & Real Estate – 5.6%
Armor Holdco, Inc. (American Stock Transfer), Term Loan - First Lien, 5.750%, 06/26/20	479,474	476,676
Assured Partners Capital, Inc., Term Loan - First Lien, 5.000%, 04/02/21	990,005	990,624
Confie Seguros Holding II Co., Term Loan - Second Lien, 10.250%, 05/09/19	500,000	499,165
GENEX Services, Inc., Term Loan B - First Lien, 5.250%, 05/28/21	987,500	988,734
GENEX Services, Inc., Initial Term Loan - Second Lien, 8.750%, 05/30/22	250,000	245,625
Ocwen Loan Servicing LLC, Initial Term Loan - First Lien, 5.000%, 02/15/18	2,246,264	2,251,037
RJO Holdings Corp., Term Loan - First Lien, 6.940%, 12/10/15(b)	1,151,592	1,065,223
SG Acquisition Inc. (Safe Gard), Initial Term Loan - First Lien, 6.250%, 08/19/21(b)	918,571	922,016
Total Banking, Finance, Insurance & Real Estate		7,439,100
Beverage, Food & Tobacco – 3.2%
Arctic Glacier U.S.A., Inc., 2014 Term B Loan - First Lien, 6.000%, 05/10/19(b)	2,456,187	2,431,625
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 6.750%, 10/03/20	950,000	906,063
Flavors Holdings Inc., Initial Term Loan - Second Lien, 11.000%, 10/07/21(b)	1,000,000	955,000
Total Beverage, Food & Tobacco		4,292,688
Capital Goods – 0.6%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 3.750%, 11/23/20	982,500	859,687
Chemicals, Plastics & Rubber – 2.5%
American Pacific Corp., Initial Term Loan - First Lien, 7.000%, 02/27/19	989,950	988,405
PeroxyChem LLC, Initial Term Loan - First Lien, 7.500%, 02/28/20(b)	1,472,114	1,472,114
Vertellus Specialities, Inc., Term Loan - First Lien, 10.500%, 10/31/19	990,000	876,150
Total Chemicals, Plastics & Rubber		3,336,669
Construction & Engineering – 2.2%
FR Utility Services LLC (Utility Services), Initial Term Loan - First Lien, 6.750%, 10/18/19	491,250	491,864

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
Construction & Engineering (continued)
Power Buyer, LLC (Powerteam Services), Initial Term Loan - Second Lien, 8.250%, 11/06/20(b)	$2,500,000	$2,400,000
Total Construction & Engineering		2,891,864
Consumer Products: Durables – 2.6%
Paladin Brands Holding, Inc., Initial Loan - First Lien, 6.750%, 08/16/19	1,793,030	1,777,341
Visant Corp., Term Loan - First Lien, 7.000%, 09/23/21	1,863,710	1,723,931
Total Consumer Products: Durables		3,501,272
Consumer Products: Non Durables – 3.1%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.000%, 01/31/20	1,960,000	1,867,713
Varsity Brands, Inc. (Hercules Achievement), Term B Loan - First Lien, 5.000%, 12/11/21	1,985,000	1,994,429
Vince Intermediate Holding LLC, Initial Term Loan - First Lien, 5.750%, 11/27/19(b)	285,714	277,143
Total Consumer Products: Non Durables		4,139,285
Energy, Oil & Gas – 3.7%
Chelsea Petroleum Products I LLC, Term B - First Lien, 5.250%, 07/15/22(c)	2,000,000	1,982,500
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.500%, 06/18/20	2,952,437	1,930,894
Stonewall Gas Gathering LLC, Term Loan - First Lien, 8.750%, 01/28/22	995,000	991,269
Total Energy, Oil & Gas		4,904,663
Healthcare & Pharmaceuticals – 3.6%
Alvogen Pharma US Inc., Term Loan - First Lien, 6.000%, 04/01/22	2,925,029	2,917,716
BioScrip, Inc., Initial Term B Loan - First Lien, 6.500%, 07/31/20(b)	1,250,000	1,162,500
BioScrip, Inc., Term Loan - First Lien, 6.500%, 07/31/20(b)	750,000	697,500
Total Healthcare & Pharmaceuticals		4,777,716
Hotel, Gaming & Leisure – 3.6%
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-1 - First Lien, 7.000%, 02/28/19(b)	817,736	819,780
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-2 - First Lien, 7.000%, 02/28/19(b)	1,083,975	1,086,685
Caesars Entertainment Resort Properties LLC, Term B Loan - First Lien, 7.000%, 10/12/20	982,500	920,391
Parq Holdings LP, Term Loan - First Lien, 8.500%, 12/17/20(b)	339,623	337,075
Parq Holdings LP, Term Loan - First Lien, 8.500%, 12/17/20(b)	1,660,377	1,647,925
Total Hotel, Gaming & Leisure		4,811,856
Manufacturing – 4.8%
CPM Holdings, Inc., Initial Term Loan - First Lien, 6.000%, 04/11/22	2,094,750	2,101,726
Gates Global Inc., Initial Term Loan - First Lien, 4.250%, 07/05/21	2,475,000	2,351,683
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 6.750%, 07/27/20	2,970,000	1,937,925
Total Manufacturing		6,391,334
Media: Advertising, Printing & Publishing – 6.7%
Cengage Learning Acquisitions, Inc., Term Loan - First Lien, 7.000%, 03/31/20	3,847,933	3,823,883
Getty Images, Inc., Initial Term Loan - First Lien, 4.750%, 10/18/19	1,979,644	1,297,083

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
Media: Advertising, Printing & Publishing (continued)
Harland Clarke Hldgs., Tranche B-3 Term Loans - First Lien, 7.000%, 05/22/18	$3,775,000	$3,770,866
Total Media: Advertising, Printing & Publishing		8,891,832
Media: Broadcasting & Subscription – 2.6%
CSC Holdings, Inc., (Cablevision / Altice Financing / Neptune Finco), Initial Term Loans – First Lien, 5.000%, 09/21/22(c)	500,000	497,875
Tribune Media Co., Term B Loan - First Lien, 3.750%, 12/27/20	1,257,984	1,209,237
TWCC Holding Corp. (BBN Acquisition), Term B-1 Loans - First Lien, 5.750%, 02/13/20	762,530	759,481
TWCC Holding Corp., Term Loan - Second Lien, 7.000%, 06/26/20	1,000,000	935,630
Total Media: Broadcasting & Subscription		3,402,223
Media: Diversified and Services – 7.0%
Extreme Reach, Inc., Initial Term Loan - First Lien, 6.750%, 02/07/20	1,485,798	1,480,226
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, 05/03/21	1,975,000	1,969,243
Learfield Communications, Inc., 2014 Replacement Term Loan - First Lien, 4.500%, 10/09/20	991,861	992,689
Mood Media Corporation, Term Loan - First Lien, 7.000%, 05/01/19	4,925,000	4,816,256
Total Media: Diversified and Services		9,258,414
Metals & Mining – 0.4%
TMS International Corp. (Tube City), Term Loan B - First Lien, 4.500%, 10/16/20(b)	484,830	470,285
Packaging – 1.5%
BWAY Holding Co. (ICL Industrial Containers ULC/ICL), Initial Term Loan - First Lien, 5.500%, 08/14/20	1,975,000	1,971,297
Paper & Forest Products – 0.7%
Caraustar Industries, Inc., Term Loan C - First Lien, 8.000%, 05/01/19	992,502	991,673
Restaurants – 3.5%
CEC Entertainment, Inc., Tranche B Term Loan - First Lien, 4.000%, 02/15/21	1,970,000	1,924,030
Restaurant Brands International, Inc., (Burger King), Term B - First Lien, 3.750%, 12/13/21	757,067	754,512
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, 03/19/21(b)	1,970,000	1,957,687
Total Restaurants		4,636,229
Retail – 9.6%
Albertson's Holdings LLC, Term Loan B-4 - First Lien, 5.500%, 08/25/21	1,985,354	1,988,302
Charming Charlie LLC, Initial Term Loan - First Lien, 9.000%, 12/24/19(b)	985,000	945,600
CWGS Group LLC (Camping World), Term Loan B - First Lien, 5.750%, 02/20/20	2,352,707	2,356,636
Dollar Tree, Inc., Term Loan B-1 - First Lien, 3.500%, 05/26/22	1,253,165	1,255,777
J. Crew Group, Inc., Initial Loans - First Lien, 4.000%, 03/05/21	498,737	387,412
Jill Acquisition LLC, Term Loan - First Lien, 6.000%, 05/08/22(b)	1,050,000	1,047,375
New Albertson's Inc., Term Loan B - First Lien, 4.750%, 06/28/21	1,188,000	1,188,149
PetSmart, Inc., Tranche B-1 Loan - First Lien, 4.250%, 03/11/22	997,500	996,921
Roundy's Supermarkets, Inc., Tranche B Term Loan - First Lien, 5.750%, 03/03/21	2,900,217	2,547,348
Total Retail		12,713,520

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
Services: Business – 16.5%
Affinion Group Holdings, Inc., Tranche B Term Loan - First Lien, 6.750%, 04/30/18	$714,612	$672,182
Brickman Group Holdings, Inc., Initial Term Loan - First Lien, 4.000%, 12/18/20	1,726,835	1,704,067
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.750%, 11/26/19	985,000	977,612
Checkout Holding Corp., Term Loan B - First Lien, 4.500%, 04/09/21	2,962,500	2,547,750
CT Technologies Intermediate Holdings, Inc. (HealthPort), Initial Term Loan - First Lien, 5.250%, 12/01/21	1,985,025	1,981,720
Deluxe Entertainment Services Group, Inc., Initial Term Loan - First Lien, 6.500%, 02/28/20	1,899,801	1,783,438
eResearchTechnology, Inc., Term Loans - First Lien, 5.500%, 05/08/22	1,496,250	1,492,741
Mitchell International, Inc., Initial Term Loan - First Lien, 4.500%, 10/13/20	969,044	966,927
Novitex Acquisition LLC (Pitney Bowes), Tranche B-2 Term Loan - First Lien, 7.500%, 07/07/20(b)	1,972,500	1,873,875
RentPath, Inc., Term Loan - First Lien, 6.250%, 12/17/21	1,985,000	1,971,363
RentPath, Inc., Term Loan - Second Lien, 10.000%, 12/16/22	1,000,000	953,750
SourceHOV LLC, Term B Loan - First Lien, 7.750%, 10/31/19	1,471,875	1,340,326
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.500%, 05/12/21	1,975,633	1,965,755
TCH-2 Holdings LLC (TravelClick), Initial Term Loan - Second Lien, 8.750%, 11/12/21(b)	1,750,000	1,725,938
Total Services: Business		21,957,444
Services: Consumer – 7.7%
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 5.500%, 07/01/20	987,500	946,766
Jackson Hewitt Tax Service, Inc., Initial Term Loan, 8.000%, 07/30/20(b)	1,000,000	985,000
Millennium Laboratories LLC, Tranche B Term Loan - First Lien, 5.250%, 04/16/21(c)	2,978,741	956,920
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) - First Lien, 6.250%, 07/01/19	2,949,630	2,968,065
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 10.250%, 07/01/20	1,500,000	1,503,750
Renaissance Learning, Inc., Initial Term Loan - First Lien, 4.500%, 04/09/21	1,970,000	1,917,470
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.000%, 04/11/22	1,000,000	973,330
Total Services: Consumer		10,251,301
Services: Rental – 0.3%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.000%, 11/26/21	500,000	453,515
Technology: Contract Manufacturing – 1.1%
TTM Technologies, Inc., Term B Loan - First Lien, 6.000%, 05/31/21(b)	1,500,000	1,402,500
Technology: Hardware – 2.1%
Eastman Kodak Company, Term Loan - First Lien, 7.250%, 09/03/19	979,950	942,956
Zebra Technologies Corp., Term Loan B - First Lien, 4.750%, 10/27/21	1,881,818	1,896,139
Total Technology: Hardware		2,839,095

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
Technology: Semiconductor – 0.5%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.500%, 05/07/21	$629,531	$632,418
Technology: Services – 11.6%
Ability Networks, Inc., Initial Term Loan - Second Lien, 9.250%, 05/16/22(b)	1,000,000	995,000
Ancestry.com, Inc., Initial Term Loan – First Lien, 5.000%, 08/29/22	1,760,000	1,752,669
AP Gaming I LLC (American Gaming Systems), Term B Loan - First Lien, 9.250%, 12/20/20	994,937	983,326
ConvergeOne Holdings Corporation, Initial Term Loan - First Lien, 6.000%, 06/17/20	1,481,250	1,472,918
First Data Corp., 2018B New Term Loan - First Lien, 3.687%, 09/24/18	1,500,000	1,487,625
MH Sub I LLC & Micro (Internet Brands), Term Loan - First Lien, 5.000%, 07/08/21	1,975,847	1,961,028
PGX Holdings, Inc. (Progrexion), Initial Term Loan - First Lien, 6.250%, 09/29/20	1,914,286	1,920,268
Scientific Games International, Inc., Term Loan B-2 - First Lien, 6.000%, 10/01/21	3,970,000	3,925,953
TransFirst Holdings, Inc. (Tyche Merger), Loans - Second Lien, 9.000%, 11/12/21	1,000,000	989,690
Total Technology: Services		15,488,477
Technology: Software – 8.9%
Compuware Corp., Tranche B2 Term Loan - First Lien, 6.250%, 12/15/21(b)	1,488,750	1,438,505
Deltek, Inc. Term Loan - Second Lien, 9.500%, 12/17/23	1,000,000	1,003,125
GTCR Valor Companies, Inc. (Cision Vocus), Incremental B-1 Term Loans - First Lien, 6.000%, 05/30/21	1,979,986	1,962,661
Hyland Software, Inc. Initial Loans - Second lien, 8.500%, 05/27/23	1,000,000	995,625
Lanyon Solutions, Inc., Term Loan - First Lien, 5.500%, 11/13/20	2,464,901	2,447,449
Riverbed Technology, Inc., Term Loan - First Lien, 6.000%, 04/24/22	995,000	997,901
RP Crown Parent LLC (Red Prairie), Term Loan B - First Lien, 6.000%, 12/21/18	1,470,047	1,312,017
RP Crown Parent LLC (Red Prairie), Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	1,736,000
Total Technology: Software		11,893,283
Telecommunications – 10.2%
Asurion Delivery and Installation Services, Inc., Incremental Tranche B-1 Term Loan - First Lien, 4.750%, 05/24/19(c)	750,000	717,375
Asurion Delivery and Installation Services, Inc., Incremental Tranche B-4 Term Loan - First Lien, 5.000%, 08/04/22	1,995,000	1,891,200
Asurion Delivery and Installation Services, Inc., Term Loan - Second Lien, 8.500%, 03/03/21	1,000,000	906,250
Avaya, Inc., Replacement Term B-6 - First Lien, 6.500%, 03/31/18	1,306,662	1,143,329
Avaya, Inc., Refinancing Term B-7 - First Lien, 6.250%, 04/30/20	1,988,154	1,569,399
Birch Communications, Inc., Term Loan - First Lien, 7.750%, 07/17/20(b)	1,943,056	1,945,484
Communications Sales & Leasing, Inc. (CSL Capital, LLC / Windstream), Term Loan – First Lien, 5.000%, 10/24/22	1,995,000	1,880,288
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, 02/14/19	984,502	990,759
IPC Corp., Term Loans - Second Lien, 10.500%, 02/06/22	1,000,000	945,000
Ntelos Inc., Term B Advance - First Lien, 5.750%, 11/09/19(b)	1,607,814	1,607,822

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
Telecommunications (continued)
Total Telecommunications		$13,596,906
Transportation: Services – 4.7%
American Commercial Lines (Commercial Barge), Initial Term Loan - First Lien, 7.500%, 09/22/19(b)	$2,932,331	2,895,677
American Commercial Lines (Commercial Barge), Initial Term Loan - Second Lien, 10.750%, 03/22/20(b)	1,000,000	1,012,500
Gruden Acquisition, Inc.(Quality Distribution LLC), Term Loan - Second Lien, 9.500%, 08/18/23(b)	500,000	477,500
Sirva Worldwide, Inc., Term Loan - First Lien, 7.500%, 03/27/19(b)	1,906,706	1,892,406
Total Transportation: Services		6,278,083
Waste Management – 1.6%
Energy Solutions LLC (Envirocare of Utah), Term Advance - First Lien, 6.750%, 05/29/20(b)	2,110,179	2,078,526
Wholesale – 2.1%
4L Technologies, Inc. (Clover Technologies), Initial Term Loan - First Lien, 5.500%, 05/08/20(b)	921,080	884,237
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.250%, 11/19/19	1,175,809	1,139,065
P2 Lower Acquisition, Inc. (Progresive Solutions), Initial Term Loan - First Lien, 5.500%, 10/22/20	786,548	790,485
Total Wholesale		2,813,787
Total Senior Loans (Cost $194,050,725)		186,260,763

CORPORATE BONDS – 5.4% (3.6% of Total Investments)

Aerospace & Defense – 0.7%
Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20‡	1,000,000	905,000
Beverage, Food & Tobacco – 0.4%
Innovation Ventures (5 Hour Energy), 9.500%, 08/15/19‡	450,000	461,250
Chemicals, Plastics & Rubber – 1.1%
Aruba Investments, Inc., 8.750%, 02/15/23‡	1,500,000	1,500,000
Energy, Oil & Gas – 0.4%
FTS International, Inc., 7.783%, 06/15/20‡(d)	750,000	560,625
Media: Advertising, Printing & Publishing – 0.2%
Getty Images, Inc., 7.000%, 10/15/20‡	1,000,000	291,250
Media: Broadcasting & Subscription – 1.5%
Neptune Finco Corp., 10.125%, 01/15/23‡	1,000,000	1,009,400
Radio One, Inc., 7.375%, 04/15/22‡	1,000,000	942,500
Total Media: Broadcasting & Subscription		1,951,900
Technology: Software – 1.1%
Blue Coat Holdings, Inc., 8.375%, 06/01/23‡	1,500,000	1,500,000
Telecommunications – 0.0%
Frontier Communications Corp., 8.875%, 09/15/20‡	48,000	47,070
Total Corporate Bonds (Cost $8,073,717)		7,217,095

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Shares	Value
MONEY MARKET FUND – 3.7% (2.5% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.03%(e) (Cost $4,915,169)	4,915,169	$4,915,169

Total Investments in Securities - 149.1% (Cost $207,039,611)		198,393,027
Line of Credit Payable (Cost $64,000,000) – (48.1)%		(64,000,000)
Liabilities in Excess of Other Assets – (1.0%)		(1,313,595)
Net Assets – 100.0%		$133,079,432

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $7,217,095 which represents approximately 5.4% of net assets as of September 30, 2015. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. The full contract rates reflected do not take effect until settlement date.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(e)	Rate shown reflects the 7-day yield as of September 30, 2015.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2015
SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	2.9%
Automotive	3.0
Banking, Finance, Insurance & Real Estate	5.6
Beverage, Food & Tobacco	3.6
Capital Goods	0.6
Chemicals, Plastics & Rubber	3.6
Construction & Engineering	2.2
Consumer Products: Durables	2.6
Consumer Products: Non Durables	3.1
Energy, Oil & Gas	4.1
Healthcare & Pharmaceuticals	3.6
Hotel, Gaming & Leisure	3.6
Manufacturing	4.8
Media: Advertising, Printing & Publishing	6.9
Media: Broadcasting & Subscription	4.1
Media: Diversified and Services	7.0
Metals & Mining	0.4
Packaging	1.5
Paper & Forest Products	0.7
Restaurants	3.5
Retail	9.6
Services: Business	16.5
Services: Consumer	7.7
Services: Rental	0.3
Technology: Contract Manufacturing	1.1
Technology: Hardware	2.1
Technology: Semiconductor	0.5
Technology: Services	11.6
Technology: Software	10.0
Telecommunications	10.2
Transportation: Services	4.7
Waste Management	1.6
Wholesale	2.1
Money Market Fund	3.7
Total Investments	149.1
Line of Credit Payable	(48.1)
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited)	September 30, 2015

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Under normal market conditions, the Fund will invest 100% of its Managed Assets in the securities of issuers located in North America and does not currently intend to invest a material amount of its Managed Assets outside the United States. For the purposes of complying with these requirements, an issuer will be located in North America if its legal domicile is in North America or if the legal domicile of any co-issuer that is controlling, controlled by or under common control with the issuer is in North America where the co-issuer is (i) 100% responsible for the payment of principal and interest on the loan or security and (ii) the Fund has direct recourse against the co-issuer in the United States courts in the event that 100% of the payment of principal and interest on the securities is not made. Investments in issuers deemed to be located in the United States for these purposes will be deemed to be investments in the United States. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. These financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2015:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans:
Aerospace & Defense	$–	$1,930,256	$995,000	$2,925,256
Automotive	–	3,968,565	–	3,968,565
Banking, Finance, Insurance & Real Estate	–	5,451,861	1,987,239	7,439,100
Beverage, Food & Tobacco	–	906,063	3,386,625	4,292,688
Capital Goods	–	859,687	–	859,687
Chemicals, Plastics & Rubber	–	1,864,555	1,472,114	3,336,669
Construction & Engineering	–	491,864	2,400,000	2,891,864
Consumer Products: Durables	–	3,501,272	–	3,501,272
Consumer Products: Non Durables	–	3,862,142	277,143	4,139,285
Energy, Oil & Gas	–	4,904,663	–	4,904,663
Healthcare & Pharmaceuticals	–	2,917,716	1,860,000	4,777,716
Hotel, Gaming & Leisure	–	920,391	3,891,465	4,811,856
Manufacturing	–	6,391,334	–	6,391,334
Media: Advertising, Printing & Publishing	–	8,891,832	–	8,891,832
Media: Broadcasting & Subscription	–	3,402,223	–	3,402,223
Media: Diversified and Services	–	9,258,414	–	9,258,414
Metals & Mining	–	–	470,285	470,285
Packaging	–	1,971,297	–	1,971,297
Paper & Forest Products	–	991,673	–	991,673
Restaurants	–	2,678,542	1,957,687	4,636,229
Retail	–	10,720,545	1,992,975	12,713,520
Services: Business	–	18,357,631	3,599,813	21,957,444
Services: Consumer	–	9,266,301	985,000	10,251,301
Services: Rental	–	453,515	–	453,515
Technology: Contract Manufacturing	–	–	1,402,500	1,402,500
Technology: Hardware	–	2,839,095	–	2,839,095
Technology: Semiconductor	–	632,418	–	632,418
Technology: Services	–	14,493,477	995,000	15,488,477
Technology: Software	–	10,454,778	1,438,505	11,893,283
Telecommunications	–	10,043,600	3,553,306	13,596,906
Transportation: Services	–	–	6,278,083	6,278,083
Waste Management	–	–	2,078,526	2,078,526
Wholesale	–	1,929,550	884,237	2,813,787
Corporate Bonds*	–	7,217,095	–	7,217,095
Money Market Fund	–	4,915,169	–	4,915,169
Total Investments	$–	$156,487,524	$41,905,503	$198,393,027

* Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Balance as of December 31, 2014	$62,554,307
Realized gain (loss)	(8,156)
Change in unrealized appreciation	109,189
Amortization (accretion)	38,190
Purchases	7,801,874
Sales and principal paydowns	(14,039,684)
Transfers in and/or out of Level 3	(14,550,217)
Balance as of September 30, 2015	$41,905,503

Net change in unrealized appreciation attributable to level 3 investments held at September 30, 2015 was $44,479.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

Information about Level 3 fair value measurements as of September 30, 2015:

	Fair Value	Valuation Technique	Unobservable Input

Senior Loans	$41,905,503	Third-party vendor service	Vendor quotes

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2015 based on cost of $207,039,611 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $680,324 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,326,908 resulting in net unrealized depreciation of $8,646,584.

4. DELAYED DRAW LOAN COMMITMENTS

As of September 30, 2015, the Fund had no delayed draw loan commitment outstanding.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/2015

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.